Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenue	$ 71	$ 15
Cost of sales	275	11
Gross (Loss) Profit	(204)	4
Operating Expenses
Research and development expenses	562	87
Sales and marketing expenses	276	4
General and administrative expenses	1,037	102
Total Operating Expenses	1,875	193
Loss from Operations	(2,079)	(189)
Other Income (Expense)
Gain on investments	1
Interest expense	(274)	(11)
Other expense	(1)	(1)
Total Other Expense	(274)	(12)
Net Loss	(2,353)	(201)
Loss attributable to non-controlling interest		(1)
Net Loss Attributable to Tenon Medical, Inc.	$ (2,353)	$ (200)
Net Loss Attributable to Tenon Medical, Inc. Per Share of Common Stock, Basic and diluted	$ (2.38)	$ (0.24)
Weighted-Average Shares of Common Stock Outstanding, Basic and diluted	989,954	830,000
Consolidated Statements of Comprehensive Loss:
Net loss	$ (2,353)	$ (201)
Unrealized loss on investments
Change in foreign currency translation adjustment
Total Comprehensive Loss	(2,353)	(201)
Comprehensive loss attributable to non-controlling interest		(1)
Total comprehensive loss attributable to Tenon Medical, Inc.	$ (2,353)	$ (200)